COMMERCIAL PROPERTY REVENUE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenue [abstract]
Base rent	$ 870	$ 953	$ 1,789	$ 1,971
Straight-line rent	22	28	41	63
Lease termination	4	15	11	21
Other lease income	160	150	357	324
Revenue From Tenants, Other	245	240	507	481
Total commercial property revenue	$ 1,301	$ 1,386	$ 2,705	$ 2,860